GARTMORE MUTUAL FUNDS II, INC.
                  (FORMERLY KNOWN AS GAMNA SERIES FUNDS, INC.)

                               Gartmore Focus Fund
                      (formerly known as GAMNA Focus Fund)

                        Supplement dated August 19, 2003
          to Statement of Additional Information dated October 30, 2002

The Statement of Additional Information for the Gartmore Focus Fund (the "Fund") is supplemented to reflect changes to the Fund implemented following the acquisition of the Fund's former investment adviser, Groupama Asset Management N.A. by Gartmore Global Investments, Inc. ("Gartmore").

The  last  sentence  on  the  FRONT  COVER  is  replaced  by  the  following:

For  additional  information  please  call  1-800-848-0920 or write the Fund at:

                                 GARTMORE FUNDS
                                  PO Box 182205
                             Columbus, OH 43218-2205

The two paragraphs under the caption "THE FUND" on page 1 are deleted and replaced with the following:

     Gartmore Mutual Funds II, Inc. (formerly known as GAMNA Series Funds, Inc., the "Company") is an open-end investment company which was organized as a corporation under the laws of the State of Maryland on March 18, 1999. The Company presently consists of a single series, Gartmore Focus Fund (formerly known as the GAMNA Focus Fund, the "Fund"). The Fund is non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Fund are collectively referred to in this SAI as the "Shares."

     The Company's Board of Directors provide broad supervision over the affairs of the Company, including the Fund. Gartmore Mutual Fund Capital Trust ("GMFCT") is the investment adviser for the Fund. Gartmore Separate Accounts LLC ("GSA") serves as the subadviser for the Fund. Gartmore SA Capital Trust serves as the Company's administrator and supervises the overall administration of the Company, including the Fund.

The table on pages 6 and 7 under the caption "MANAGEMENT OF THE COMPANY" is amended by moving Joseph C. O'Connor and Daniel W. Portanova from the "Interested Directors" category to "Officers Who Are Not Directors" because they are no longer directors of the Company.

The table under the caption "MANAGEMENT OF THE COMPANY - SECURITY AND OTHER INTERESTS" is amended by deleting the references to, and ownership information of, "Joseph C. O'Connor" and "Daniel W. Portanova."

The two paragraphs on page 10 under the caption "MANAGEMENT OF THE COMPANY - INVESTMENT ADVISORY ARRANGEMENTS" are deleted and replaced with the following:

     On May 12, 2003, Gartmore acquired Groupama, the former investment adviser of the Fund. Immediately following the acquisition, GSA, a newly registered investment adviser, assumed the investment advisory and operational responsibilities of Groupama and employed substantially all of Groupama's personnel, including the Fund's portfolio manager.

The closing of the acquisition resulted in an assignment and, therefore a termination, of the Fund's existing Investment Advisory Agreement under the Investment Company Act of 1940, as amended (the "1940 Act"). In anticipation of the closing, the Board of Directors at a special meeting held on April 25, 2003 approved an Interim Advisory Agreement with GSA that went into effect on May 12, 2003. At a special meeting on May 29, 2003, the Board of Directors approved a new investment advisory agreement (the "New Advisory Agreement") between GMFCT and the Company and a new subadvisory agreement (the "Subadvisory Agreement" and together with the New Advisory Agreement, the "New Agreements") between GMFCT, GSA and the Company that were then submitted to shareholders for approval. At a special meeting of stockholders held on August 15, 2003, the stockholders of the Fund approved the New Agreements.

     At the May 29, 2003 meeting, the Board of Directors also approved changing the Fund's distributor, transfer agent and administrator to Gartmore Distribution Services, Inc., Gartmore Investors Services, Inc. and Gartmore SA Capital Trust (the "Administrator"), respectively, which are each affiliates of Gartmore. Gartmore anticipates that it will sub-contract certain of these services to BISYS Fund Services Ohio, Inc. The Board of Directors also approved changing the Fund's custodian to JPMorgan Chase Bank.

GMFCT acts as the investment adviser for the Fund pursuant to the New Advisory Agreement. GSA serves as subadviser for the Fund pursuant to the Subadvisory
Agreement. The New Agreements were each initially approved by shareholders on August 15, 2003 for a period of two-years. After the initial two-year period, each of the New Agreements must be approved at least annually (a) by the vote of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (b) by the vote, cast in person at a meeting called for the purpose, of a majority of the Company's Board of Directors who are not parties to the New Agreements or "interested persons" of any such party. The New Agreements may be terminated at any time, without the payment of any penalty, by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Company's entire Board of Directors on 60 days' written notice to GMFCT or GSA, as the case may be, or by GMFCT or GSA, as the case may be, on 60 days' written notice to the Company and GMFCT, if the notice is sent by GSA. Each of the New Agreements shall terminate automatically in the event of its assignment. The New Agreements provide that GMFCT and GSA, as applicable, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the New Agreements, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or by reason of reckless disregard of its obligations under the New Agreements.

     In approving the New Agreements, the Directors (including all of the Independent Directors) primarily considered whether approving the New Agreements would be in the best interest of the Fund and its shareholders, an evaluation largely based on the nature and quality of services provided under the New Agreements and the overall fairness of the agreements to the Fund. The Board of Directors considered specifically, among other matters: (1) the nature, quality and scope of the advisory services, management and personnel provided to the Fund by GMFCT and GSA; (2) the fact that the aggregate fees paid by the Fund under the New Agreements are the same as under the Old Advisory Agreement and are comparable to fees paid to similarly sized mutual funds utilizing the same investment strategy; (3) the fees to be paid under the Subadvisory Agreement will be paid by GMFCT, not the Fund; (4) the services to be performed by GMFCT and GSA under the New Agreements are substantially the same, as a whole, as the services performed by GAMNA under the Old Advisory Agreement and there will be no decrease in the scope and level of quality of the services provided to the Fund,; (5) the past investment performance of the Fund; (6) possible alternatives to the New Agreements; (7) the expense ratio of the Fund and those of similarly sized mutual funds utilizing the same investment strategy; (8) the commitment of Gartmore to maintain and enhance the services provided to the Fund by GMFCT and GSA, including access to an expanded distribution system and greater research capabilities; and (9) the likelihood of GMFCT's and GSA's continued financial stability following the consummation of the acquisition.

The paragraph on page 10 under the heading "CODE OF ETHICS" is deleted and replaced by the following:

     The Fund, GMFCT, GSA and Gartmore Distribution Services, Inc. have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. Directors, officers and employees of the Fund, GMFCT and GSA are required to abide by the provisions under their respective code of ethics. On an annual basis, the Board of Directors will review reports regarding the code of ethics, including information on any material violations of the code.

The six paragraphs on pages 12 and 13 under the caption "THE INVESTMENT ADVISER" are deleted and replaced with the following:

     GMFCT is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Subject to such policies as the Board of Directors may determine, and under the terms of the New Advisory Agreement, GMFCT is responsible for investment decisions for the Fund and provides such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. GMFCT provides a continuous investment program and determines from time to time the securities purchased, sold or exchanged and what portion of the Fund's assets that shall be managed by GSA as subadviser. GMFCT also oversees certain administrative, compliance and accounting services for the Fund. Pursuant to the terms of the New Advisory Agreement, GMFCT is permitted to render services to others.

GMFCT is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust, which in turn is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

GMFCT, 1200 River Road, Conshohocken, PA 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Directors, GMFCT also monitors the performance of GSA, the Fund's subadviser. GMFCT was organized in 1999 and advises mutual funds. As of June 30, 2003, GMFCT and its U.S. affiliates had approximately $35 billion in assets under management, including approximately $19 billion managed by GMFCT.

Gartmore leads the U.S. component of Gartmore Group, the global asset management arm of Nationwide. The affiliated advisers that comprise the Gartmore Group collectively manage more than $69 billion in nontaxable and taxable assets. Gartmore Group's clients include individuals as well as institutions such as corporate and public pension plans, foundations, endowments, mutual fund companies and insurance companies.

     GSA is a registered investment adviser under the Investment Advisers Act of 1940. Subject to such policies as the Board of Directors may determine, and under the terms of the Subadvisory Agreement, GSA is responsible for purchasing, holding and selling investments for the Fund and provides such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. GSA furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. Pursuant to the terms of the Subadvisory Agreement, GSA is permitted to render services to others.

     GSA is a majority-owned subsidiary of Gartmore SA Capital Trust (60%) and the remaining interest is held by five officers of GSA (40%). Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust. The remaining outstanding shares of Gartmore common stock is held by certain employees of Gartmore. Gartmore Global Asset Management Trust is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders. The address for the Gartmore entities is listed above. The address for the Nationwide entities listed above is One Nationwide Plaza, Columbus, OH 43215.

     As discussed above, on May 12, 2003, GSA assumed the advisory and operational responsibilities of Groupama. Groupama was formed as a joint venture between Finama Asset Management and Sorema N.A. Holding Corporation ("Sorema N.A."). Two of the principals of Groupama originally were the in-house investment department of Sorema N.A. beginning in 1989. Groupama became a separate company and started to manage assets for outside clients in 1995 under the name Sorema Asset Management Company. In 1998, Sorema Asset Management Company changed its name to Groupama. Mark P. Bronzo has continually managed the equity assets of GSA and its predecessors and affiliates since 1995. GSA currently serves as investment adviser to individual, corporate, charitable and retirement accounts.

In consideration of the services provided by GMFCT pursuant to the New Advisory Agreement, GMFCT is entitled to receive an investment advisory fee from the Fund computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus.

     In consideration of the services provided by GSA pursuant to the Subadvisory Agreement, GSA is entitled to receive an investment subadvisory fee from GMFCT computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus.

Neither GMFCT nor GSA received any advisory fees for fiscal periods prior to June 30, 2002. However, the Fund did pay advisory fees to GAMNA, its previous advisor, for the fiscal years ended June 30 as follows:



                                            AMOUNT PAID   AMOUNT WAIVED
------------------------------------------------------------------------
2002 . . . . . . . . . . . . . . . . . . .  $    428,472  $            0
2001 . . . . . . . . . . . . . . . . . . .  $    757,677  $            0
July 27, 1999 (inception) to June 30, 2000  $    516,350  $            0




GMFCT has agreed to waive a portion of the fees payable to it until June 30, 2004 so that total expenses will not exceed 1.90%. The Fund is required to reimburse GMFCT for any advisory fees waived during the year if it can do so within its 1.90% expense limitation.

The first two paragraphs on page 13 under the caption "DISTRIBUTION AGREEMENT" are deleted and replaced with the following:

     The Company entered into a Distribution Agreement dated August 18, 2003 (the "Distribution Agreement") with Gartmore Distribution Services, Inc. ("GDSI" or the "Distributor"), which replaces PFPC Distributors, Inc., the Company's distributor up until that time. The Distributor is located at 1200 River Road, Conshohocken, PA 19428. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust. GMFCT is an affiliate of the Fund and also an affiliate of GDSI. Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore, which in turn is majority-owned by Gartmore Global Asset Management Trust. The remaining outstanding shares of Gartmore common stock is held by certain employees of Gartmore. Gartmore Global Asset Management Trust is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

The Distributor serves as the Fund's exclusive underwriter and enters into dealer agreements with broker-dealers to sell shares of the Fund. The Fund's shares will be offered continuously. The Company pays for all of the expenses, including all legal expenses, for qualification of Shares for sale in connection with the public offering of such Shares. GDSI receives no compensation under the Distribution Agreement with the Fund, but may retain all or a portion of the sales charge, if any, imposed upon sales of shares of the Fund. GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B and Class C Shares.

     The Distribution Agreement must be approved at least annually by (i) the Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by a majority of the Directors who are not parties to the Distribution Agreement or "interested persons" of any such party. The Distribution Agreement is terminable without penalty by the Company on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Directors of the Company, including a majority of the Directors who are not "interested persons" of the Company, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment." The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The first paragraph above the first chart on page 14 under the caption "DISTRIBUTION AGREEMENT," is deleted and replaced in its entirety with the following:

     Provident Distributors, Inc. and PFPC Distributors, Inc. (the Fund's former distributors) received underwriting commissions representing sales charges on certain Class A shares and deferred sales charges on certain redemptions of Class B and Class C shares. These commissions were paid out in their entirety to dealers having selling agreements with the prior distributors and for certain other related expenses.

The second paragraph and the table under the second paragraph on page 14 under the caption "DISTRIBUTION PLANS" are deleted and replaced in their entirety with the following:

     Dealers shall be paid a dealer reallowance from sales charges on Class A shares according to the following schedule.


                           SALES CHARGE
                             AS A % OF
                     ------------------------        DEALER %
                       OFFERING    AMOUNT        COMMISSION AS A
AMOUNT OF PURCHASE      PRICE     INVESTED      OF OFFERING PRICE
--------------------------------------------------------------------------------


Less than $50,000. .       5.75%      6.10%               5.00%
--------------------  ----------  ---------  ------------------
50,000 to $99,999 .       4.75       4.99                4.00
--------------------  ----------  ---------  ------------------
100,000 to $249,999       3.50       3.63                3.00
--------------------  ----------  ---------  ------------------
250,000 to $499,999       2.50       2.56                2.00
--------------------  ----------  ---------  ------------------
500,000 to $999,999       2.00       2.04                1.75
--------------------  ----------  ---------  ------------------
1 million or more .  none        none       none
--------------------  ----------  ---------  ------------------



     As of November 1, 2003, sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

The  paragraph  on  page  16  under  the  caption  "OTHER  SERVICE  PROVIDERS  -
ADMINISTRATOR"  is  deleted  and  replaced  in  its entirety with the following:

     Pursuant to a Fund Administration Agreement (the "Administration Agreement"), Gartmore SA Capital Trust (the "Administrator"), a wholly-owned subsidiary of GGI, is the administrator of the Fund. GGI is a majority-owned subsidiary of GGAMI. The Administrator provides certain administrative services to the Fund, including, but not limited to, certain accounting, clerical and bookkeeping services, assistance in the preparation of reports to shareholders, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Company of documents required to be filed for compliance by the Company with applicable laws and regulations including those of the Securities and Exchange Commission and the securities laws of various states; arranging for the computation of performance data, including net asset value; and arranging for the maintenance of books and records of the Fund and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. In consideration of the services provided pursuant to the Administration Agreement, the Administrator receives from the Fund a fee computed daily and paid monthly at an annual rate based on the aggregate amount of the Company's average daily net assets, combined with the average daily net assets of the Gartmore Mutual Funds and the Gartmore Variable Insurance Trust. For the fund administration services, the Company pays the Administrator a fee based on the following schedule:



                                   AGGREGATE* FEE AS A
ASSET LEVEL                    PERCENTAGE OF NET ASSETS**
-----------------------------  ---------------------------
Up to $1 billion. . . . . . .                        0.25%
1 billion up to $3 billion .                        0.18%
3 billion up to $4 billion .                        0.14%
4 billion up to $5 billion .                        0.07%
5 billion up to $10 billion.                        0.04%
10 billion up to $12 billion                        0.02%
12 billion or more . . . . .                        0.01%




*     Includes  fund  administration  and  transfer  agency  services.
**     Includes  the  Company,  Gartmore  Mutual  Funds  and  Gartmore  Variable
Insurance  Trust.

     The Administrator has entered into a Sub-Administration Agreement and Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for Gartmore Mutual Funds and the Company. For these services, the Administrator pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all of the funds BISYS is providing such services for:




ASSET LEVEL                     FEE
-----------------------------  ------
Up to $1 billion. . . . . . .   0.20%
1 billion up to $3 billion .   0.15%
3 billion up to $4 billion .   0.10%
4 billion up to $5 billion .   0.05%
5 billion up to $10 billion.   0.02%
10 billion up to $12 billion   0.01%
12 billion or more . . . . .  0.005%



     For the fiscal year ended June 30, 2002, PFPC Inc., the Fund's previous administrator, was entitled to $190,824 and actually received $189,507, which included a voluntary waiver of $1,317. For the fiscal year ended June 30, 2001, PFPC was entitled to $252,634 and actually received $235,814, which included a voluntary waiver of $16,820. For the period July 27, 1999 through June 30, 2000, PFPC was entitled to $170,265 and actually received $161,828. Such payment included a voluntary waiver of $8,437.

The two paragraphs on pages 16 and 17 under the caption "OTHER SERVICE PROVIDERS
- TRANSFER AGENT AND CUSTODIAN" are deleted and replaced in their entirety with the following:

     The Company has also entered into a Transfer Agency Agreement pursuant to which Gartmore Investor Services Inc. ("GISI" or the "Transfer Agent"), an indirect subsidiary of the Administrator, serves as transfer agent and dividend-paying agent for the Company. The Transfer Agent is located at 1200 River Road, Conshohocken, PA 19428. The Company pays the Administrator on behalf of the Transfer Agent a combined fee based on the schedule above under the caption "OTHER SERVICE PROVIDERS - ADMINISTRATOR."

     Pursuant to a Custodian Agreement, JPMorgan Chase serves as the custodian of the assets of the Fund (the "Custodian") and receives such compensation as is agreed upon from time to time. The Custodian provides oversight and record keeping for the assets held by the Fund. The Custodian is located at JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, N.Y. 11245.

The paragraphs on pages 17 and 18 under the caption "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" are amended as follows:

     Each reference to "GAMNA" in this section should be replaced with "GMFCT or GSA, as applicable," and each reference to "Advisory Agreement" in this section should be replaced with "New Agreements."

The paragraph on page 19 under the caption "PORTFOLIO TURNOVER" is amended as follows:

     Each reference to "GAMNA" in this section should be replaced with "GMFCT or GSA, as applicable."

The information under the caption "PURCHASES, REDEMPTIONS AND EXCHANGES -REDUCED SALES CHARGES" is amended by adding the following paragraph as the second last paragraph at the end of the section:

     When you purchase Class C shares on or after November 1, 2003 you will pay an initial sales charge of 1.00% of the offering price, which is deducted directly from the money you invest. The initial sales charge for Class C will be waived for shareholders who own Class C shares prior to November 1, 2003. In addition, the initial sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated broker-dealer that has an agreement with the Distributor to waive the initial sales charges for those persons.

The information under the caption "PURCHASES, REDEMPTIONS AND EXCHANGES" on page 19 is amended by adding the following paragraphs at the end of the section:

     You can exchange the shares you own for shares of a fund in Gartmore Mutual Funds (Gartmore Funds) (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund. Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. Exchanges into the Prime Shares of the Gartmore Money Market Fund are permitted from Class A, Class B, and Class C shares of the Fund. If you exchange Class B or Class C shares for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C shares, the time you held Class B or Class C shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Excessive Exchange Activity. The Company reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds and the Fund (effective November 1, 2003) may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund, Gartmore Nationwide Leaders Fund and the Fund):




Fund                                                Exchange Fee
--------------------------------------------------------------------------------
Gartmore Focus Fund. . . . . . . . . . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .         .2.00%
Gartmore Emerging Markets Fund . . . . . . . . . .         .2.00%
Gartmore International Growth Fund . . . . . . . .         .2.00%
Gartmore International Small Cap Growth Fund . . .         .2.00%
Gartmore Global Financial Services Fund. . . . . .         .2.00%
Gartmore Global Utilities Fund . . . . . . . . . .         .2.00%
Gartmore Global Health Sciences Fund . . . . . . .         .2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .         .2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .         .2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .         .2.00%
Gartmore Global Technology and Communications Fund         .2.00%
Gartmore Micro Cap Equity Fund . . . . . . . . . .         .1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .         .1.50%
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .         .1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%



     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

The first paragraph on page 33 under the caption "GENERAL INFORMATION - DESCRIPTION
OF SHARES, VOTING RIGHTS AND LIABILITIES" is amended by deleting the reference to "GAMNA Focus Fund" and replacing it with "Gartmore Focus Fund."

The third sentence of the last paragraph on page A-4 under the caption "APPENDIX A - DESCRIPTION OF RATINGS" is amended by deleting the phrase "GAMNA, the Fund's investment adviser" and replacing it with "each of GMFCT and GSA, the Fund's investment adviser and subadviser, respectively,"

Terms not defined in this Statement of Additional Information Prospectus supplement are defined in the Prospectus.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.